CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Analysis of Foreign Currency Derivatives (Details) - Currency risk - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Notional Amount	€ 2,486,880	€ 1,898,717
Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(24,955)
Derivative financial assets		36,496
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,773,022	1,363,667
U.S. Dollar | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(17,588)
Derivative financial assets		31,474
Pound Sterling
Disclosure of detailed information about financial instruments [line items]
Notional Amount	154,353	118,795
Pound Sterling | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2,343)
Derivative financial assets		450
Japanese Yen
Disclosure of detailed information about financial instruments [line items]
Notional Amount	282,482	197,170
Japanese Yen | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	116	3,533
Swiss Franc
Disclosure of detailed information about financial instruments [line items]
Notional Amount	76,953	76,282
Swiss Franc | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2,754)
Derivative financial assets		535
Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional Amount	91,248	37,644
Chinese Yuan | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,125)
Derivative financial assets		490
Other
Disclosure of detailed information about financial instruments [line items]
Notional Amount	108,822	105,159
Other | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	€ (1,261)
Derivative financial assets		€ 14